Modification of Earlier Arrangement and Acquisition of Sri Sai	12 Months Ended
Mar. 31, 2023
Modification of Earlier Arrangement and Acquisition of Sri Sai [Abstract]
MODIFICATION OF EARLIER ARRANGEMENT AND ACQUISITION OF SRI SAI

NOTE 23 — MODIFICATION OF EARLIER ARRANGEMENT AND ACQUISITION OF SRI SAI

The Company has acquired 51% of Sri Sai, as part of the earlier arrangement and has correspondingly modified its earlier arrangement with the erstwhile partner, in terms of the residuary transaction. Based on the consultation with the accounting expert and the legal counsel, the Board has concluded that the effective date for acquisition of Sri Sai and the modification effects of the earlier arrangement would take place on April 1, 2022.

A modification in contract is regarded as a revision to the existing contract:

●	The management discussed the terms and conditions of the new arrangement, (a) that is in continuation of the earlier arrangement, and (b) that has arisen on account of new circumstances, new conditions or new events that differ in substance from those previously occurring.

●	The modification in contract (a) is with the same erstwhile partner, (b) is part of the same arrangement (future subscriber base), (c) adjusts the consideration already paid in the earlier arrangement and (d) the erstwhile partner was instrumental in the acquisition of Sri Sai.

The relevant facts and the agreements are provided as under:

●	On December 6, 2019, the Company purchased the right to subscriber’s connection (present and future) along with the revenue entitlement rights, for a consideration of $59 million from Reachnet (the erstwhile partner). The implementation of the operational system and operational activity were still pending.

●	On July 27, 2022, the Board discussed the independent reviewer report. The independent reviewer observed that the current network requires significant additional investment to maintain and grow the cable subscribers, to match Lytus’s business plan, approximately $18 million to upgrade the infrastructure assets and $4 million to maintain at optimum levels, as per the engineer’s opinion on technology readiness report. The additional investment of $22 million in addition to the initial commitment of $59 million, would make the project unviable and there it was decided by the Board to modify the arrangement.

●	The Board reviewed the modification plan as submitted by the management. On January 17, 2023, our Board approved the Modification Agreement that was signed and executed on December 11, 2022, with the erstwhile partner. The initial term was to acquire subscribers’ connection (present as well as future subscribers’ connections) from the erstwhile partner, whereas under the modified term, the Company would now acquire only the future subscriber’s connection from the erstwhile partner for a consideration of $10 million.

●	Accordingly, the Board approved the Deed of Assignment, executed on December 12, 2022, in respect of investment in Sri Sai, that originally was with the erstwhile partner, based on the earlier Memorandum of Understanding dated April 1, 2022 and the Agreement to Invest in Sri Sai dated August 11, 2022. Both these agreements were linked to the Company’s Agreement to Acquire Customers and it was agreed between the then parties (Sellers of Sri Sai and the erstwhile partner) that the subscriber base of Sri Sai when acquired would be for the benefit of Lytus as required under the original Agreement to Acquire Customers dated December 6, 2019.

●	On March 7, 2023, the Board of Sri Sai approved the Deed of Assignment and executed the Share Purchase Agreement dated March 27, 2023 for the acquisition of 51% equity share of Sri Sai for a consideration of $10 million. Due to regulatory requirements[3], the Company has directly acquired 49% and has, in a fiduciary capacity, reserved 2% equity shares of Sri Sai with Mr. Nimish Pandya, an Indian resident from regulatory perspective and brother of Dharmesh Pandya. The control that the company has obtained and gained remains unaffected.

●	Our Board has observed the significant advantage from the above modification with the erstwhile partner, assignment of rights from the erstwhile partner and the last step of acquisition of Sri Sai business.

O	We have extended the original Agreement to Acquire Customers, to acquire nearly 1 million subscribers, with greater control on operational matters. This acquisition of nearly 1 million subscribers would be acquired through the acquisition of the controlling stake in Sri Sai, upon executing in our favor the Deed of Assignment with the erstwhile partner and the Share Purchase Agreement with the sellers of Sri Sai.

O	The Company’s earlier commitment and liability to pay $58.3 million to the erstwhile partner is now modified and suspended. Presently, the Company’s commitment and liability to pay Sri Sai is $7.5 million.

O	The Company’s accounting policy under earlier arrangement had “other income” for the period ended March 31, 2022. Presently, the Company’s accounting policy under modified arrangement has “Revenue from Contract with Customers” for the year ended March 31, 2023.

[3]	The foreign exchange regulatory policy on foreign direct investment provides that an overseas entity can purchase 100% of the equity of a cable company under automatic route, however, “Government approval will be required if infusion of fresh foreign investment beyond 49% in a company not seeking license or permission from sectoral ministry, resulting in change in the ownership pattern or transfer of stake by existing investor to new foreign investor”. The restriction is also applicable to downstream investments (investment by Indian company utilising Foreign Direct Investments received from an overseas entity). The shares are reserved with the Indian resident lawyer in a fiduciary capacity until the regulatory approvals are obtained or the matter is clarified.

O	The Company has greater control of the business affairs of the Sri Sai business. Earlier, the Company had control over the subscribers and its revenue entitlement rights only.

O	The acquisition of the Sri Sai business includes IPTV business. It has higher technology readiness in integration with the Lytus platform services. It is to be noted that Lytus India would directly bill subscribers for any services through Lytus platform.

●	As per IFRS 10.20, a parent shall consolidate financial statements of an investee from the date the investor obtains or gains control of the investee. Upon advice received from the accounting and legal consultant, our Board has determined the effective modification date and the effective acquisition date would be April 1, 2022.

On date April 1, 2022, the Company is stated to have obtained control of the business affairs of Sri Sai, by controlling the Board and the management activities of Sri Sai, with the non-binding purpose and object to acquire Sri Sai at a subsequent date. On 27 March 2023, through multiple agreements between the Company, the erstwhile partner and the sellers of Sri Sai, the Company acquired 51% equity shares of Sri Sai.

The Company obtained control of the business affairs of Sri Sai on April 1, 2022. Hence, the effective date of acquisition shall be determined to be April 1, 2022. The erstwhile partner has mandated the modification of the terms should be on April 1, 2022. Hence, the effective date of modification shall be determined to be April 1, 2022

The adoption of new accounting policy does not constitute a change in accounting policy but an application of the accounting policy to changing facts, circumstances and conditions that differ in substance from those previously occurring. The summarized financial statements as of March 31, 2023 and March 31, 2022, applying the new accounting policy to the contract modification prospectively.

Extract from Financial Statements	As at March 31, 2022	Adjustments	As at April 1, 2022	As at March 31, 2023

Assets items
Non-current assets
Intangible (Customer Acquisition, net of amortisation)	35,186,496	(35,186,496)	-	-

Deferred tax assets	537,915	(537,915)	-	-

Current assets
Other receivables	50,939,090	(50,939,090)	-	-

Total of assets	86,663,501	(86,663,501)	-	-

Liabilities Items
Non-current liabilities
Customer Acquisition List Payable, net of current portion	(29,146,665)		-	-
Less: Part Payment made towards Customer Acquisition	(395,209)		-	-
Net of payments	(28,751,456)	28,751,456	-	-

Deferred tax liability	(2,297,717)	2,297,717

Current liabilities
Other financial liabilities
Interest on tax payable	(845,791)	845,791

Other current liabilities:
CSR expenses payable	(206,619)		-	-
Statutory liabilities	(7,790,691)	7,997,310	-	-

Customer acquisition payable	(29,146,665)	29,146,665

Current tax liability	(3,305,308)	3,305,308

Total of liabilities	(72,344,247)	72,344,247	-	-

Net balances adjusted		(14,319,254)	-	-

Retained earnings (refer to Consolidated Statement of Changes in Equity))	12,148,403	(14,319,254)	(2,170,851)	4,518,954